SHARE CAPITAL - Schedule of range of exercise prices of outstanding share options (Details)	May 31, 2020 Share $ / shares	May 31, 2019 Share	May 31, 2018 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding	2,203,145	2,171,873	1,442,706
Exercisable	1,318,770
Jul 15, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 0.84
Outstanding	41,666
Exercisable	41,666
Nov 15, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 1.20
Outstanding	4,250
Exercisable	4,250
Nov 30, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 1.32
Outstanding	116,666
Exercisable	116,666
Mar 06, 2022
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.32
Outstanding	96,875
Exercisable	96,875
Jul 31, 2022
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.16
Outstanding	445,250
Exercisable	445,250
Mar 01, 2023
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.56
Outstanding	243,750
Exercisable	243,750
Sep 17, 2023
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.92
Outstanding	329,688
Exercisable	232,813
Jan 04, 2024
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 3.24
Outstanding	325,000
Exercisable	137,500
Jan 15, 2025
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 7.66
Outstanding	600,000
Exercisable	0